Shareholder Report, Holdings (Details)	Oct. 31, 2024
Fidelity Treasury Money Market Fund - Capital Reserves Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Fidelity Treasury Money Market Fund - Capital Reserves Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Treasury Money Market Fund - Capital Reserves Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Treasury Money Market Fund - Capital Reserves Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Treasury Money Market Fund - Capital Reserves Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Treasury Money Market Fund - Capital Reserves Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Treasury Money Market Fund - Capital Reserves Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Fidelity Treasury Money Market Fund - Capital Reserves Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	48.00%
Fidelity Tax-Exempt Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	75.40%
Fidelity Tax-Exempt Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Tax-Exempt Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Tax-Exempt Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Tax-Exempt Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Tax-Exempt Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Tax-Exempt Money Market Fund - Premium Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Fidelity Tax-Exempt Money Market Fund - Premium Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Fidelity Tax-Exempt Money Market Fund - Premium Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Tax-Exempt Money Market Fund - Premium Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Tax-Exempt Money Market Fund - Premium Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	75.40%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Tax-Exempt Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	75.40%
Fidelity Tax-Exempt Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Tax-Exempt Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Tax-Exempt Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Tax-Exempt Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Tax-Exempt Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Tax-Exempt Money Market Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Fidelity Tax-Exempt Money Market Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Fidelity Tax-Exempt Money Market Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Tax-Exempt Money Market Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Tax-Exempt Money Market Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Treasury Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Fidelity Treasury Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Treasury Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Treasury Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Treasury Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Treasury Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Treasury Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Fidelity Treasury Money Market Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	48.00%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	75.40%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Tax-Exempt Money Market Fund - Daily Money Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Treasury Money Market Fund - Advisor Class C | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Fidelity Treasury Money Market Fund - Advisor Class C | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Treasury Money Market Fund - Advisor Class C | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Treasury Money Market Fund - Advisor Class C | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Treasury Money Market Fund - Advisor Class C | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Treasury Money Market Fund - Advisor Class C | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Treasury Money Market Fund - Advisor Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Fidelity Treasury Money Market Fund - Advisor Class C | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	48.00%
Fidelity Treasury Money Market Fund - Daily Money Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Fidelity Treasury Money Market Fund - Daily Money Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Treasury Money Market Fund - Daily Money Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Treasury Money Market Fund - Daily Money Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Treasury Money Market Fund - Daily Money Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Treasury Money Market Fund - Daily Money Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Treasury Money Market Fund - Daily Money Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Fidelity Treasury Money Market Fund - Daily Money Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	48.00%